Organization, Liquidity and Management's Plan, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Computation of Basic and Diluted Net Loss per Common Share

The following table presents the computation of basic and diluted net loss per common share:

	Year Ended December 31,
	2014	2015
Historical net loss per share
Numerator
Net loss attributable to common stockholders	$(21,884,183)	$(23,403,988)

Denominator
Weighted-average common shares outstanding	5,860,274	8,514,155
Less: Weighted-average shares subject to repurchase	(1,672,859)	(2,158,286)

Denominator for basic and diluted net loss per share	4,187,415	6,355,869

Basic and diluted net loss per share	$(5.23)	$(3.68)

Schedule of Potentially Dilutive Securities Not Included in Calculation of Diluted Net Loss per Share

Potentially dilutive securities that are not included in the calculation of diluted net loss per share because their effect is anti-dilutive are as follows (in common equivalent shares):

	Year Ended December 31,
	2014	2015
Common stock warrants	—	82,500
Restricted stock units	—	75,750
Common stock subject to repurchase	2,018,754	667,963
Common stock options	—	365,394
Shares issuable upon conversion of debt	695,733	670,902

	2,714,487	1,862,509